Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Measurements [Abstract]
Fair Value Measurements

12.  Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not adjusted for transaction costs.  ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels are described below:

Level 1 Inputs	—	Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible by the Company;
Level 2 Inputs	—	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 Inputs	—	Unobservable inputs for the asset or liability including significant assumptions of the Company and other market participants.

The following tables present assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

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Fair Value Measurements at March 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liabilities	$100,109	$-	$-	$100,109

Fair Value Measurements at December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Commercial Paper	$1,997,400	$-	$1,997,400	$-
Corporate Bonds	999,820	-	999,820	-
Total Assets:	$2,997,220	$-	$2,997,220	$-

Liabilities:
Warrant Liabilities	$41,717	$-	$-	$41,717

There have been no changes in the methodologies used at March 31, 2020 and December 31, 2019, and no transfers between Level 1, 2 and 3 during the three months ended March 31, 2020.

The reconciliation of changes to the fair value of the Company’s warrant liabilities for the three months ended March 31, 2020 is as follows:

Warrant Liabilities
Balance at January 1, 2020	$41,717
Unrealized losses, net	58,392
Balance at March 31, 2020	$100,109

15.  Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not adjusted for transaction costs.  ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels are described below:

Level 1 Inputs	—	Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible by the Company;
Level 2 Inputs	—	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 Inputs	—	Unobservable inputs for the asset or liability including significant assumptions of the Company and other market participants.

The following tables present assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements at December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Commercial Paper	$1,997,400	$-	$1,997,400	$-
Corporate Bonds	999,820	-	999,820	-
Total Assets:	$2,997,220	$-	$2,997,220	$-

Liabilities:
Warrant Liabilities	$41,717	$-	$-	$41,717

Fair Value Measurements at December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets:
Corporate Bonds	$5,981,520	$-	$5,981,520	$-

Liabilities:
Warrant Liabilities	$2,307,586	$-	$-	$2,307,586

The fair value of the Company’s Level 2 marketable securities is determined by using quoted prices from independent pricing services that use market data for comparable securities in active or inactive markets.  A variety of data inputs, including benchmark yields, interest rates, known historical trades and broker dealer quotes are used with pricing models to determine the quoted prices.

The fair value methodology for the warrant liabilities is disclosed in Note 12.

The carrying amounts reported in the financial statements for cash and cash equivalents (Level 1), and accounts payable and accrued expenses approximate fair value because of the short-term maturity of these financial instruments.

There have been no changes in the methodologies used at December 31, 2019 and 2018 and no transfers between Level 1, 2 and 3 during the years ended December 31, 2019 and 2018.

The following table sets forth a reconciliation of changes in the years ended December 31, 2019 and 2018 in the fair value of the liabilities classified as Level 3 in the fair value hierarchy:

Warrant Liabilities
Balance at January 1, 2019	$2,307,586
Unrealized gains, net	(2,265,869)
Balance at December 31, 2019	$41,717

Warrant Liabilities
Balance at January 1, 2018	$7,853,635
Unrealized gains, net	(5,546,049)
Balance at December 31, 2018	$2,307,586